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                                  Form N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month
  period ending:                             /  /   (a)

             or fiscal
          year ending:                   12/31/2012 (b)

Is this a transition
  report?:                                 (Y/N)     N

Is this an amendment to
  a previous filing?
  (Y/N)       N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.  Registrant Name:                      Thrivent Variable Insurance
                                                Account A
      B.  File Number:                          811-8174
      C.  Telephone number:                     (612) 844-7215

2.    A.  Street:                               625 Fourth Avenue South
      B.  City:                                 Minneapolis
      C.  State:                                MN
      D.  Zip Code: 55415                       Zip Ext. 1672
      E.  Foreign Country:                      Foreign Postal Code:

3.    Is this the first filing on this form
      by Registrant? (Y/N)..................... N

4.    Is this the last filing on this form by
      Registrant? (Y/N)........................ N

5.    Is Registrant a small business
      investment company (SBIC)? (Y/N)......... N
      [If answer is "Y" (Yes), complete only
      items 98 through 110.]

6.    Is Registrant a unit investment trust
      (UIT)? (Y/N)............................. Y
      [If answer is "Y" (Yes), complete only
      items 111 through 132.]

UNIT INVESTMENT TRUSTS

111.  A.  [/]  Depositor Name: Thrivent Financial for Lutherans

      B.  [/]  File Number (If any):

      C.  [/]  City: Minneapolis  State: MN

          Zip Code: 55415   Zip Ext.: 1672

          [/]  Foreign Country:      Foreign Postal Code:

111.  A.  [/]  Depositor Name:

      B.  [/]  File Number (If any):

      C.  [/]  City:            State:

          Zip Code:            Zip Ext.:
          [/]  Foreign Country:      Foreign Postal Code:

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112.  A.  [/]  Sponsor Name:
      B.  [/]  File Number (If any):
      C.  [/]  City:
          State:
          Zip Code:       Zip Ext.:
          [/]  Foreign Country:      Foreign Postal Code:

112.  A.  [/]  Sponsor Name:
      B.  [/]  File Number (If any):
      C.  [/]  City:       State:
          Zip Code:       Zip Ext.:
          [/]  Foreign Country:      Foreign Postal Code:

113.  A.  [/]  Trustee Name:
      B.  [/]  City:       State:
          Zip Code:       Zip Ext.:
          [/]  Foreign Country:      Foreign Postal Code:

113.  A.  [/]  Trustee Name:
      B.  [/]  City:       State:
          Zip Code:       Zip Ext.:
          [/]  Foreign Country:      Foreign Postal Code:

114.  A.  [/]  Principal Underwriter Name: Thrivent Investment
      Management, Inc.
      B.  [/]  File Number: 8-36525
      C.  [/]  City: Minneapolis State: MN
      Zip Code: 55415 Zip Ext.: 1672
          [/] Foreign Country:      Foreign Postal Code:

114.  A.  [/]  Principal Underwriter Name:
      B.  [/]  File Number: 8-
      C.  [/]  City:       State:
          Zip Code:       Zip Ext.:
          [/]  Foreign Country:      Foreign Postal Code:

115.  A.  [/]  Independent Public Accountant Name: Ernst & Young LLP
      B.  [/]  City: Milwaukee State: WI
          Zip Code: 53202 Zip Ext.:
          [/]  Foreign Country:      Foreign Postal Code:

115.  A.  [/]  Independent Public Accountant Name:
      B.  [/]  City:       State:
          Zip Code:       Zip Ext.:
          [/]  Foreign Country:      Foreign Postal Code:

116.  Family of investment companies information:
      A.  [/]  Is Registrant part of a family of investment
      companies? (Y/N)   Y
      Y/N
      B. [/] Identify the family in 10 letters: T H R I V E N T V C (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

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117.  A.  [/]  Is Registrant a separate account of an insurance company? (Y/N)..................................................... Y
                                                                          Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.  [/]  Variable annuity contracts? (Y/N)......................... N
                                                                          Y/N

      C.  [/]  Scheduled premium variable life contracts? (Y/N).......... N
                                                                          Y/N

      D.  [/]  Flexible premium variable life contracts? (Y/N)........... Y
                                                                          Y/N

      E.  [/]  Other types of insurance products registered under the
      Securities Act of 1933? (Y/N)...................................... N
                                                                          Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 1

119.  [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.............................................. 0

120.  [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)....................................................... $0

121.  [/] State the number of series for which a current prospectus was in existence at the end of the period.......................... 1

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period................................................. 0

123.  [/] State the total value of the additional units considered in answering item 122 ($000's omitted)............................ $0

124.  [/] State the total value of units of prior series that we replaced in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)....................................................... $0

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125.  [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
          principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
          ($000's omitted)................................................. $78

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)............................................ $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

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
                                                                                    Total
                                                              Number    Total      Income
                                                                of      Assets  Distributions
                                                              Series   ($000's     ($000's
                                                             Investing omitted)   omitted)
                                                             --------- -------- -------------

A. U.S. Treasury direct issue...............................           $           $

B. U.S. Government agency...................................           $           $

C. State and municipal tax-free.............................           $           $

D. Public utility debt......................................           $           $

E. Brokers or dealers debt or debt of brokers' or dealers'
  parent....................................................           $           $

F. All other corporate intermed. &long-term debt............           $           $

G. All other corporate short-term debt......................           $           $

H. Equity securities of brokers or dealers or parents of
  brokers or dealers........................................           $           $

I. Investment company equity securities.....................           $           $

J. All other equity securities..............................           $196,795    $4,018

K. Other securities.........................................           $           $

L. Total assets of all series of registrant.................           $196,795    $

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128.  [/] Is the timely payment of
          principal and interest on any of
          the portfolio securities held by
          any of Registrant's series at the
          end of the current period insured
          or guaranteed by an entity other
          than the issuer? (Y/N)....................................... N
          [If the answer is "N" (No), go to
          item 131.]                                                    Y/N

129.  [/] Is the issuer of any instrument
          covered in item 128 delinquent or
          in default as to payment of
          principal or interest at the end
          of the current period? (Y/N).................................
          [If the answer is "N" (No), go to
          item 131.]                                                    Y/N

130.  [/] In computations of NAV or
          offering price per unit, is any
          part of the value attributed to
          instruments identified in item
          129 derived from insurance or
          guarantees? (Y/N)............................................
                                                                        Y/N

131.  Total expenses incurred by all series
      of Registrant during the current
      reporting period ($000's omitted)................................ $1,165

132.  [/] List the "811" (Investment
          Company Act of 1940) registration
          number for all Series of
          Registrant that are being
          included in this filing:

                                         811-8174  811-  811-  811-  811-
                                         811-      811-  811-  811-  811-
                                         811-      811-  811-  811-  811-
                                         811-      811-  811-  811-  811-
                                         811-      811-  811-  811-  811-

This report is signed on behalf of the Registrant in the City of Minneapolis and the State of Minnesota on the 25th day of February, 2013.

                                              THRIVENT VARIABLE INSURANCE
                                              ACCOUNT A (Registrant)
                                              By THRIVENT FINANCIAL FOR
                                                LUTHERANS
                                                  (Depositor)

                                              By  /s/ James M. Odland
                                                  -----------------------------
                                                  James M. Odland
                                                  Vice President

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